Derivative financial instruments - Summary of fair value of financial assets and financial liabilities (Detail) - Level 2 - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Participating cross currency swap contracts
Disclosure of detailed information about financial instruments
Valuation techniques	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
Increase (decrease) in fair value if mid prices used	₺ 0	₺ 0
FX swap, currency, interest swap and option contracts
Disclosure of detailed information about financial instruments
Valuation techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Currency forward contracts
Disclosure of detailed information about financial instruments
Valuation techniques	Forward exchange rates at the balance sheet date